Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2017
Foreclosed Assets [Abstract]
Foreclosed assets

	2017	2016
Commercial real estate	$-	$-
Single-family residential	-	204
Subtotal	-	204
Valuation Allowance	-	-
Total	$-	$204

Expenses related to foreclosed assets

	2017	2016
Net loss (gain) on sales	$7	$(4)
Operating expenses, net of rental income	11	69
	$18	$65